Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 298,437	$ 84,487
Accounts receivable	557,863	458,896
Other receivables	408,125	383,349
Related party receivable	245,497
Prepaid expenses and other current assets	54,591	1,055
Total current assets	1,564,513	927,787
Non-current assets:
Leasehold improvements and equipment, net	16,599	16,371
Operating lease right-of-use assets	1,065,352	545,745
Total non-current assets	1,081,951	562,116
Total assets	2,646,464	1,489,903
Current liabilities:
Deferred revenue	465,178	306,785
Accounts payable, other payables and accruals	606,045	367,736
Short-term bank borrowings	2,818
Current operating lease liabilities	513,967	214,758
Amount due to related parties	959,346	704,980
Total current liabilities	2,547,354	1,594,259
Non-current liabilities:
Non-current operating lease liabilities	551,385	330,987
Total non-current liabilities	551,385	330,987
Total liabilities	3,098,739	1,925,246
Shareholder’s Equity (deficit)
Share capital ($0.0001 par value, 302,734,900 shares issued and outstanding for the year ended December 31, 2023 and 2022)	30,273	30,273
Additional paid-in capital	(1,140)	(1,140)
Foreign currency translation reserve	5,588	9,851
Accumulated deficit	(509,717)	(472,503)
Total Equity attributable to owners of the capital stock of the parent	(474,996)	(433,519)
Non-controlling interest	22,721	(1,824)
Total equity	(452,275)	(435,343)
Total liabilities and equity	2,646,464	1,489,903
Related Party [Member]
Current liabilities:
Amount due to related parties	$ 959,346	$ 704,980